Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 3,049,874	¥ 2,339,902
Other		557,842	393,410
Collateral pledged for derivative transactions		1,549,483	1,088,847
Margins provided for futures contracts		466,531	297,496
Other		1,006,849	939,557
Prepaid pension cost		762,147	999,962
Right-of-use assets	[1]	570,171	611,533
Security deposits		91,766	104,915
Loans held for sale		156,639	29,834
Other		775,940	651,572
Total		8,987,242	7,457,028
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,406,965	2,576,887
Other		494,538	403,501
Guaranteed trust principal	[2]	810,776	814,509
Lease liabilities	[1]	¥ 593,339	¥ 636,541
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Lease liabilities	Lease liabilities
Collateral accepted for derivative transactions		¥ 1,075,591	¥ 763,642
Margins accepted for futures contracts		327,883	555,760
Unearned income		113,181	120,521
Other		1,437,949	1,337,397
Total		¥ 6,260,222	¥ 7,208,758

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.
[2]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.